Loans receivable, net (Past Due Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total past due	$ 1,617	$ 2,569
Current	39,754	34,497
Total loans	41,371	37,066
Financing Receivables 1 To 89 Days Past Due [Member]
Total past due	177	2,569
Financing Receivables, 90 to 179 Days Past Due [Member]
Total past due	9	0
Financing Receivables, 180 to 365 Days Past Due [Member]
Total past due	908	0
Financing Receivables, Equal to Greater than 365 Days Past Due [Member]
Total past due	$ 523	$ 0